Cover	12 Months Ended
Feb. 28, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	HELEN OF TROY LIMITED
Entity Central Index Key	0000916789